TAXATION	9 Months Ended
Mar. 31, 2024
TAXATION
TAXATION

7.    TAXATION

Taxes on income in the interim periods are accrued using the tax rate that would be applicable to expected total annual earnings.

	03/31/2024	03/31/2023
Current tax expense	(7,016,611)	(1,452,477)
Deferred tax	(789,984)	944,555
Total	(7,806,595)	(507,922)

	03/31/2024	03/31/2023
Beginning of the period deferred tax	(28,472,383)	(24,994,569)
Additions for business combination	—	(16,704,771)
Charge for the period	(789,984)	944,555
Conversion difference	(468,228)	(810,767)
Total net deferred tax	(29,730,595)	(41,565,552)

The tax on the Group’s profit before tax differs from the theoretical amount that would arise using the weighted average tax rate applicable to profits of the consolidated entities as follows:

	03/31/2024	03/31/2023
Earning before income tax-rate	16,143,941	23,472,162
Income tax expense by applying tax rate in force in the respective countries	(4,121,315)	(1,139,677)
Share of profit of subsidiaries, joint ventures and associates	1,503,115	202,534
Stock options charge	(2,257,743)	(434,439)
Non-deductible expenses	(397,162)	(180,850)
Unrecognized deferred tax	—	(8,024)
Tax inflation adjustment	8,722,532	5,587,101
Result of inflation effect on monetary items and other finance results	(11,256,022)	(4,367,390)
Other tax benefit	—	183,917
Others	—	(351,094)
Income tax expenses	(7,806,595)	(507,922)

The income tax expense was calculated by applying the tax rate in force in the respective countries, as follows.

		Weight average
	Earnings before	applicable tax	Income tax as of
Tax jurisdiction	income tax-rate	rate	March 31, 2024
Low or null taxation jurisdictions	9,509,610	0.0%	—
Profit-making entities	31,083,400	34.0%	10,583,572
Loss-making entities	(24,449,069)	26.4%	(6,462,257)
	16,143,941		4,121,315

		Weight average
	Earnings before	applicable tax	Income tax as of
Tax jurisdiction	income tax-rate	rate	March 31, 2023
Low or null taxation jurisdictions	24,291,640	0.0%	—
Profit-making entities	14,398,735	31.0%	4,464,256
Loss-making entities	(15,218,213)	21.8%	(3,324,580)
	23,472,162		1,139,677